TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of insurance claim reserves and technical reserves [Abstract]
Disclosure of detailed information about insurance claim reserves [Text Block]
This item consists of the following:

	2018
	Technical reserves for claims	Technical reserves for premiums (*)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	732,868	6,329,512	7,062,380
General insurance	562,430	593,938	1,156,368
Health insurance	71,372	162,551	233,923
Total	1,366,670	7,086,001	8,452,671

	2017
	Technical reserves for claims	Technical reserves for premiums (*)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	626,871	5,599,777	6,226,648
General insurance	484,608	513,826	998,434
Health insurance	69,373	149,305	218,678
Total	1,180,852	6,262,908	7,443,760

(*)	At December 31, 2018, the life insurance technical reserves include the mathematical reserves of life annuities amounting to S/4,073.3 million (S/3,514.4 million at December 31, 2017).

Disclosure of detailed information about movement in direct and assumed insurance claim reserves [Text Block]
Movement of insurance claims reserves (direct and assumed), occurred during the years 2018 and 2017:

	2018
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	626,871	484,608	69,373	1,180,852
Claims, Note 25	737,982	562,440	307,182	1,607,604
Payments	(635,345)	(505,069)	(305,257)	(1,445,671)
Exchange difference	3,360	20,451	74	23,885
Ending balance	732,868	562,430	71,372	1,366,670

	2017
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	551,516	325,748	60,733	937,997
Claims, Note 25	646,026	661,108	294,557	1,601,691
Payments	(569,108)	(491,108)	(285,899)	(1,346,115)
Exchange difference	(1,563)	(11,140)	(18)	(12,721)
Ending balance	626,871	484,608	69,373	1,180,852

Disclosure of detailed information about movement in technical insurance claim reserves [Text Block]
Technical reserves occurred during the years 2018 and 2017:

	2018
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	5,599,777	513,826	149,305	6,262,908
Time course expenses and others	(117,965)	–	–	(117,965)
Unearned premium and other technical reserves variation, net	1,901	64,302	13,146	79,349
Insurance subscriptions	724,458	–	–	724,458
Exchange difference and others	121,341	15,810	100	137,251
Ending balance	6,329,512	593,938	162,551	7,086,001

	2017
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	5,128,974	574,435	144,783	5,848,192
Time course expenses and others	77,855	–	–	77,855
Unearned premium and other technical reserves variation, net	127	(28,992)	4,621	(24,244)
Insurance subscriptions	491,519	–	–	491,519
Exchange difference and others	(98,698)	(31,617)	(99)	(130,414)
Ending balance	5,599,777	513,826	149,305	6,262,908

Disclosure of detailed information about assumptions used in estimation of insurance reserves [Text Block]
At December 31, 2018 and 2017 no additional reserves were needed as a result of the liability adequacy test. The main assumptions used to estimate of retirement, disability and survival annuities and individual life (including Investment link insurance contracts) reserves, as of those dates, are as follows:

	At December 31, 2018		At December 31, 2017
Mortality	Mortality table	Technical rates	Mortality table	Technical rates
Annuities	SPP-S-2017 and SPP-I- 2017	Between 3.81% - 7.99% / Between 2.50% - 5.25%	SPP-S-2017 and SPP-I- 2017	Between 2.90% - 7.93% / Between 2.50% - 5.25%
Pension insurance – Temporary Regime / SCTR (*)	B-85 and MI-85	3.00% soles VAC	B-85 and MI-85	3.00% soles VAC
Pension insurance – Definitive Regime	B-85 and MI-85	2.96 % soles VAC / 4.40 % nominal dollars	B-85 and MI-85	3.31 % soles VAC / 4.66 % nominal dollars
Pension insurance – Definitive Regime / SCTR	B-85 adjusted and MI-85	Between 3.00%, 2.96 % soles VAC / 4.40 % nominal dollars / 5.82 % soles adjusted / 4.40 % dollars adjusted	B-85 adjusted and MI-85	Between 3.00%, 3.38 % soles VAC / 4.66 % nominal dollars / 6.35 % soles adjusted / 4.66 % dollars adjusted
Pension insurance – Temporary Regime /SCTR (Longevity)	SPP-S-2017- and SPP-I-2017	Between 3.7910%, 3.915 % soles VAC	SPP-S-2017- and SPP-I-2017	Between 3.81%, 3.88 % soles VAC
Individual life	CSO 80 adjusted	Between 4.00% - 5.00%	CSO 80 adjusted	Between 4.00% - 5.00%

(*)	Complementary Work Risk Insurance (SCTR the Spanish acronym).

Disclosure of detailed information about variations in the claim reserves by changes in interest rates and mortality tables [Text Block]
The Group has evaluated the changes in its most significant reserves related to life insurance contracts included in retirement, disability and survival annuities reserves of +/- 100 bps of the interest rates and of +/- 5 bps of the mortality factors, with the following results:

	At December 31, 2018			At December 31, 2017
		Variation of the reserve			Variation of the reserve
Variables	Reserve	Amount	Percentage	Reserve	Amount	Percentage
	S/(000)	S/(000)%		S/(000)	S/(000)%

Portfolio in S/ - Base amount	3,163,166	–	–	2,682,536	–	–
Changes in interest rates: + 100 bps	2,869,164	(294,001)	(9.29)	2,428,338	(254,198)	(9.48)
Changes in interest rates: - 100 bps	3,520,992	357,827	11.31	2,993,483	310,948	11.59
Changes in Mortality tables to 105%	3,141,047	(22,118)	(0.70)	2,660,474	(22,062)	(0.82)
Changes in Mortality tables to 95%	3,186,369	23,203	0.73	2,705,711	23,176	0.86

Portfolio in US$ - Base amount	518,160	–	–	519,317	–	–
Changes in interest rates: + 100 bps	473,054	(45,106)	(8.70)	473,067	(46,250)	(8.91)
Changes in interest rates: - 100 bps	571,943	53,783	10.38	574,664	55,347	10.66
Changes in Mortality tables to 105%	512,875	(5,285)	(1.02)	514,091	(5,226)	(1.01)
Changes in Mortality tables to 95%	523,707	5,547	1.07	524,801	5,484	1.06